STOCK OPTION PLAN (Schedule of Information about Stock Options) (Details) (Stock Options [Member], USD $)	12 Months Ended
Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at September 30, 2012	8,353,185
Outstanding, Weighted Average Exercise Price	$ 0.077
Number Exercisable at September 30, 2012	1,307,333
Exercisable, Weighted Average Exercise Price	$ 0.065
$0.001 - $0.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.001
Range of Exercise Price, maximum	$ 0.25
Number Outstanding at September 30, 2012	8,328,185
Outstanding, Weighted Average Remaining Contractual Life	3 years 9 months 15 days
Outstanding, Weighted Average Exercise Price	$ 0.0764
Number Exercisable at September 30, 2012	1,282,333
Exercisable, Weighted Average Exercise Price	$ 0.06
$0.30 - $0.48 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.30
Range of Exercise Price, maximum	$ 0.48
Number Outstanding at September 30, 2012	25,000
Outstanding, Weighted Average Remaining Contractual Life	5 months 19 days
Outstanding, Weighted Average Exercise Price	$ 0.37
Number Exercisable at September 30, 2012	25,000
Exercisable, Weighted Average Exercise Price	$ 0.37